Expense Example - FidelityPennsylvaniaMunicipalIncomeFund-PRO - FidelityPennsylvaniaMunicipalIncomeFund-PRO - Fidelity Pennsylvania Municipal Income Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579